Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of Share capital and other contributed capital

			Additional
	Number	Share	Paid-in
	of Shares	Capital	Capital
As of January 1, 2018	16,673,000	667	352,959
Premiums from warrants issuance	—	—	2,826
Contributions from shareholders	—	—	29,999
Interest from capital contributions from shareholders	—	—	3,059
Share-based payment	—	—	—
Offset issue	2,114,903	84	(84)
New share issue	16,414,444	657	683,560
As of December 31, 2018	35,202,347	1,408	1,072,319

As of January 1, 2019	35,202,347	1,408	1,072,319
Premiums from warrants issuance	—	—	2,834
Share-based payment	—	—	249
New share issue	3,505,291	140	199,262
As of December 31, 2019	38,707,638	1,548	1,274,664

New share issue*	9,937,446	397	793,304
Exercise of warrants	1,296,500	52	59,199
Share-based payment	—	—	6,012
As of December 31, 2020	49,941,584	1,998	2,133,179

*   Initial public offering on The Nasdaq Global Select Market in the United States in June 2020 and the following exercise of the partial over-allotment option from the IPO in July 2020.

Schedule of changes in translation reserve

	December 31,
	2020	2019	2018
Opening balance	(45)	(34)	(40)
Change for the year ended	(6,045)	(11)	6
Closing balance	(6,090)	(45)	(34)